Property, plant and equipment	12 Months Ended
Mar. 31, 2021
Property, plant and equipment
Property, plant and equipment

 11. Property, plant and equipment

The Group makes significant investments in network equipment and infrastructure – the base stations and technology required to operate our networks – that form the majority of our tangible assets. All assets are depreciated over their useful economic lives. For further details on the estimation of useful economic lives, see “Critical accounting judgements and key sources of estimation uncertainty” in note 1 to the consolidated financial statements.

Accounting policies

Land and buildings held for use are stated in the statement of financial position at their cost, less any accumulated depreciation and any accumulated impairment losses.

Amounts for equipment, fixtures and fittings, which includes network infrastructure assets are stated at cost less accumulated depreciation and any accumulated impairment losses.

Assets in the course of construction are carried at cost, less any recognised impairment losses. Depreciation of these assets commences when the assets are ready for their intended use.

The cost of property, plant and equipment includes directly attributable incremental costs incurred in their acquisition and installation. Depreciation is charged so as to write off the cost of assets, other than land, using the straight-line method, over their estimated useful lives, as follows:

Land and buildings

– Freehold buildings	25 - 50 years
– Leasehold premises	the term of the lease

Equipment, fixtures and fittings

– Network infrastructure and other	1 - 35 years

Depreciation is not provided on freehold land.

Right-of-use assets arising from the Group's lease arrangements are depreciated over their reasonably certain lease term, as determined under the Group's leases policy (see note 20 "Leases" and "Critical accounting judgements and key sources of estimation uncertainty" in note 1 for details).

The gain or loss arising on the disposal, retirement or granting of a finance lease on an item of property, plant and equipment is determined as the difference between any proceeds from sale or receivables arising on a lease and the carrying amount of the asset and is recognised in the income statement.

		Equipment,
	Land and	fixtures
	buildings	and fittings	Total
	€m	€m	€m
Cost:
1 April 2019	2,257	70,260	72,517
Exchange movements	(58)	(1,000)	(1,058)
Arising on acquisition	49	3,642	3,691
Additions	76	5,161	5,237
Disposals	(51)	(3,218)	(3,269)
Disposals of subsidiaries	(22)	(2,851)	(2,873)
Other	10	311	321
31 March 2020[1]	2,261	72,305	74,566
Exchange movements	25	188	213
Arising on acquisition	74	19	93
Additions	47	5,666	5,713
Disposals	(100)	(2,512)	(2,612)
Other	8	308	316
31 March 2021	2,315	75,974	78,289
Accumulated depreciation and impairment:
1 April 2019	1,244	44,603	45,847
Exchange movements	(21)	(498)	(519)
Charge for the year	109	5,886	5,995
Disposals	(42)	(3,145)	(3,187)
Disposals of subsidiaries	(17)	(2,017)	(2,034)
Other	(4)	104	100
31 March 2020[1]	1,269	44,933	46,202
Exchange movements	8	114	122
Charge for the year	39	5,727	5,766
Disposals	(97)	(2,448)	(2,545)
Other	(3)	77	74
31 March 2021	1,216	48,403	49,619
Net book value:
31 March 2020[1]	992	27,372	28,364
31 March 2021	1,099	27,571	28,670

Note:

1

The comparative balances as at 31 March 2020 have been re-presented to reflect that Vodafone Egypt is no longer held for sale. See note 7 "Discontinued operations and assets and liabilities held for sale". The impact of the re-presentation is to increase the net book value of owned assets including Land and buildings by €37 million and Equipment, fixtures and fittings by €818 million, compared to amounts previously reported.

Included in the net book value of land and buildings and equipment, fixtures and fittings are assets in the course of construction, which are not depreciated, with a cost of €15 million (2020: €34 million) and €2,243 million (2020: €1,914 million) respectively. Also included in the book value of equipment, fixtures and fittings are assets leased out by the Group under operating leases, with a cost of €2,930 million (2020: €2,966 million), accumulated depreciation of €1,828 million (2020: €1,678 million) and net book value of €1,102 million (2020: €1,288 million).

Right-of-use assets arising from the Group’s lease arrangements are recorded within property, plant and equipment:

	2021	2020
	€m	€m
Property, plant and equipment (owned assets)	28,670	28,364
Right-of-use assets[2]	12,573	11,749
31 March	41,243	40,113

Note:

2

Additions of €5,306 million (2020: €4,593 million) and a depreciation charge of €3,914 million (2020: €3,720 million) were recorded in respect of right-of-use assets during the year to 31 March 2021. The prior year comparatives have been re-presented to reflect that Vodafone Egypt is no longer held for sale. See Note 7 “Discontinued operations and assets and liabilities held for sale”. The impact of the re-presentation is to increase the net book value of right-of-use assets by €61 million, compared to amounts previously reported.